Share capital (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended		3 Months Ended					6 Months Ended			12 Months Ended
	Jan. 04, 2024 USD ($) $ / shares shares	May 31, 2025 USD ($) shares	Feb. 28, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) shares	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) shares	Jun. 30, 2025 USD ($) shares	Jun. 30, 2025 CAD ($) shares	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2021 shares	Feb. 28, 2025 $ / shares	Sep. 30, 2024 $ / shares	Jan. 04, 2024 $ / shares	Dec. 31, 2023 shares	Jun. 29, 2023 shares	Jun. 29, 2021 shares	Dec. 31, 2020 shares	Dec. 31, 2018 shares
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares		109,545			3,736,400	228,000		321,735
Exercise of warrants | $		$ 75			$ 1,785	$ 101		$ 155
Issuance costs | $		$ 2			$ 15				$ 805		$ 16
Proceeds from issuance cost | $									$ 8,692		37
Number of outstanding share options					699,442							699,442					794,443
Share based compensation | $				$ 29			$ 115		$ 72		241
Cash paid to employees for the surrender of vested awards | $									779
Number of shares vested		609,866
Cash paid to employees and directors for the surrender of vested awards | $		$ 1,001
Share options [member]
IfrsStatementLineItems [Line Items]
Share based compensation | $
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				3,363,631					3,363,631	3,363,631
Share based compensation | $									$ 72		$ 241
Share issue related cost																		1,300,000	997,253
Total shares reserved for issuance																		5,660,884
Number of shares outstanding				3,169,757	3,779,623				3,169,757	3,169,757		3,779,623
Number of shares vested									609,866	609,866
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share									3,169,757	3,169,757
Warrants [member]
IfrsStatementLineItems [Line Items]
Potentially dilute earnings per share									3,653,426	3,653,426
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Expected volatility	79.00%
Risk free interest rate	3.80%
Expected dividend yield
Expected term	2 years
Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance costs | $			$ 1,070			$ 213
Private placement , shares			5,502,108			7,346,568
Purchase price per share | $ / shares														$ 2.25	$ 0.45	$ 0.50
Proceeds from issuance cost	$ 26		$ 8,692			$ 2,408			$ 8,692	$ 11,935
Issuance costs, shares			330,126			329,899
Fair value of warrants | $			$ 267
Risk free interest rate			4.50%
Expected dividend yield			0.00%
Number of shares issued	120,000
Proceeds from issue of shares | $	$ 37
Fair value of shares issued | $	$ 10
Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares			$ 2.01
Expected volatility			75.95%
Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Purchase price per share | $ / shares			$ 2.51
Expected volatility			76.58%
Class A common shares [member]
IfrsStatementLineItems [Line Items]
Exercise of warrants, shares									109,545	109,545		4,286,135
Exercise of warrants | $									$ 75			$ 2,041
Issuance costs | $									$ 1,072			$ 254
Private placement , shares									5,502,108	5,502,108		7,466,568
Purchase price per share | $ / shares	$ 0.60
Issuance costs, shares												329,899
Number of shares issued				59,230,010	53,618,357				59,230,010	59,230,010		53,618,357	50,000				41,535,755			125,070	872,183
Number of shares remaining for future issuance													1,443,874